Consolidated statement of income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues	$ 15,934	$ 14,977	$ 13,387
Income (Loss) from Equity Investments (Note 12)	1,377	1,054	898
Impairment of equity investment (Notes 8 and 12)	(2,100)	(3,048)	0
Operating and Other Expenses
Plant operating costs and other	4,887	4,932	4,098
Commodity purchases resold	517	534	87
Property taxes	897	848	774
Depreciation and amortization	2,778	2,584	2,522
Goodwill and asset impairment charges and other (Notes 7 and 15)	(4)	453	2,775
Total operating and other expenses	9,075	9,351	10,256
Net Gain (Loss) on Sale of Assets	0	0	30
Financial Charges
Interest expense (Note 21)	3,263	2,588	2,360
Allowance for funds used during construction	(575)	(369)	(267)
Foreign exchange losses on loan receivable from affiliate (Note 13)	(320)	185	(10)
Interest income and other	(242)	(146)	(190)
Total financial charges	2,126	2,258	1,893
Income (Loss) before Income Taxes	4,010	1,374	2,166
Income Tax Expense (Recovery) (Note 20)
Current	931	415	305
Deferred	11	174	(185)
Income Tax Expense	942	589	120
Net Income (Loss)	3,068	785	2,046
Net income (loss) attributable to non-controlling interests (Note 24)	146	37	91
Net Income (Loss) Attributable to Controlling Interests	2,922	748	1,955
Preferred share dividends	93	107	140
Net Income (Loss) Attributable to Common Shares	$ 2,829	$ 641	$ 1,815
Net Income (Loss) per Common Share (Note 25)
Basic (in dollars per share)	$ 2.75	$ 0.64	$ 1.87
Diluted (in dollars per share)	2.75	0.64	1.86
Dividends Declared per Common Share (in dollars per share)	$ 3.72	$ 3.60	$ 3.48
Weighted Average Number of Common Shares (millions) (Note 25)
Basic (in shares)	1,030	995	973
Diluted (in shares)	1,030	996	974
Canadian Natural Gas Pipelines
Revenues	$ 5,173	$ 4,764	$ 4,519
U.S. Natural Gas Pipelines
Revenues	6,229	5,933	5,233
Mexico Natural Gas Pipelines
Revenues	846	688	605
Liquids Pipelines
Revenues	2,667	2,668	2,306
Power and Energy Solutions
Revenues	$ 1,019	$ 924	$ 724